Financial Instruments - Detailed Information About In Carrying And Fair value of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank loans
Financial assets
Financial liabilities	₺ 8,890,170	₺ 9,251,180
Financial liabilities, at fair value	8,882,444	9,037,496
Debt securities
Financial assets
Financial liabilities	34,114,065	41,047,910
Financial liabilities, at fair value	₺ 33,913,271	₺ 40,179,080